Other Current Assets (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (1,435)	$ (198)
Additional allowance for credit losses charged to expense	(1,625)	(224)	(1,435)
Balance at the end of the year	¥ (3,060)	$ (422)	¥ (1,435)